THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value

BRAZIL — 4.3%
Banco do Brasil	91,322	$564,182
Engie Brasil Energia	46,295	365,883
Petroleo Brasileiro ADR	81,119	815,246
Vale ADR, Cl B	87,976	1,420,812

		3,166,123

CHINA — 33.9%
Alibaba Group Holding *	156,136	4,951,593
Anhui Conch Cement, Cl H	79,000	466,493
China Construction Bank, Cl H	1,568,000	1,184,306
China Life Insurance, Cl H	265,000	559,740
China Resources Gas Group	46,000	229,846
China Resources Land	174,000	689,689
Daqo New Energy ADR *	9,023	794,565
Haier Smart Home, Cl H *	68,400	281,823
JD.com ADR *	29,490	1,820,351
Li Ning	84,000	526,761
NetEase	39,500	904,157
Ningbo Orient Wires & Cables, Cl A	111,815	453,542
Ping An Insurance Group of China, Cl H	134,500	1,579,908
Sany Heavy Industry, Cl A	153,903	961,019
Tencent Music Entertainment Group ADR *	100,411	7,322,227
Weichai Power, Cl H	355,000	1,047,539
Xinyi Solar Holdings	212,000	466,540
Yum China Holdings	18,397	1,045,210

		25,285,309

HONG KONG — 6.0%
AIA Group	114,800	1,385,662
China Longyuan Power Group, Cl H	570,000	843,363
Meituan, Cl B *	21,100	965,178
Techtronic Industries	51,000	766,855
WH Group	622,500	504,392

		4,465,450

HUNGARY — 0.9%
MOL Hungarian Oil & Gas	41,329	311,797
Richter Gedeon Nyrt	12,765	360,803

		672,600

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA — 8.5%
Aurobindo Pharma	58,546	$726,998
Bharat Electronics	282,759	504,397
Gland Pharma *	27,073	787,893
HDFC Bank *	39,343	749,975
Hero MotoCorp	15,661	698,805
Infosys ADR	79,848	1,347,834
ITC	98,980	275,965
Tech Mahindra	55,055	724,559
Wipro	89,578	511,109

		6,327,535

MEXICO — 3.4%
Grupo Aeroportuario del Sureste ADR *	2,924	458,220
Grupo Mexico	234,256	1,024,780
Ternium ADR *(a)	17,452	461,605
Wal-Mart de Mexico	208,858	602,816

		2,547,421

RUSSIA — 4.9%
LUKOIL PJSC ADR	12,763	910,186
MMC Norilsk Nickel PJSC ADR	5,883	189,986
Moscow Exchange MICEX-RTS PJSC	273,070	568,900
Polymetal International (a)	37,303	810,119
Sberbank of Russia PJSC ADR	53,839	738,133
X5 Retail Group GDR	12,099	428,449

		3,645,773

SOUTH AFRICA — 3.2%
Anglo American (a)	30,290	997,674
Bidcorp	34,633	580,511
FirstRand	101,323	320,113
Netcare	313,600	278,999
Old Mutual	282,496	242,444

		2,419,741

SOUTH KOREA — 16.5%
Fila Holdings	14,481	549,141
Hana Financial Group	23,462	682,205
Hankook Tire & Technology	6,133	225,052
Kakao	3,544	1,391,893
Kia Motors	10,578	776,535

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)
LG	9,864	$872,964
LG Chemical	938	766,952
LG Electronics	6,689	914,214
Orion	2,909	311,672
Samsung Electronics	76,054	5,555,433
Samsung Life Insurance	3,952	248,941

		12,295,002

TAIWAN — 14.0%
Accton Technology	54,000	519,065
AU Optronics	96,000	50,663
Delta Electronics	95,000	957,133
MediaTek	45,000	1,405,836
Novatek Microelectronics	55,000	772,180
Taiwan Semiconductor Manufacturing	285,000	5,938,271
Yageo	37,000	758,866

		10,402,014

TURKEY — 1.5%
Haci Omer Sabanci Holding	434,976	627,514
Migros Ticaret *	42,073	254,332
TAV Havalimanlari Holding	83,568	245,341

		1,127,187

UNITED ARAB EMIRATES — 0.4%
Aldar Properties PJSC	283,900	270,484

Total Common Stock (Cost $57,671,685)		72,624,639

Total Investments— 97.5%
(Cost $57,671,685)		$72,624,639

Percentages are based on Net Assets of $74,500,568.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2021 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$3,166,123	$—	$—	$3,166,123
China	10,982,353	14,302,956	—	25,285,309
Hong Kong	—	4,465,450	—	4,465,450
Hungary	—	672,600	—	672,600
India	1,347,834	4,979,701	—	6,327,535
Mexico	2,547,421	—	—	2,547,421
Russia	2,407,205	1,238,568	—	3,645,773
South Africa	—	2,419,741	—	2,419,741
South Korea	—	12,295,002	—	12,295,002
Taiwan	50,663	10,351,351	—	10,402,014
Turkey	—	1,127,187	—	1,127,187
United Arab Emirates	—	270,484	—	270,484

Total Investments in Securities	$20,501,599	$52,123,040	$—	$72,624,639

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or Statement of Additional Information.

INV-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%

	Shares	Value

CHINA — 5.6%
Alibaba Group Holding ADR *	12,840	$3,259,177
NetEase ADR	30,027	3,452,805

		6,711,982

GERMANY — 3.0%
Beiersdorf	33,170	3,627,992

NETHERLANDS — 5.8%
ASML Holding	12,971	6,954,419

SOUTH KOREA — 2.3%
Samsung Electronics GDR	1,518	2,782,120

SWITZERLAND — 7.6%
Nestle	39,124	4,393,747
Roche Holding	13,759	4,745,358

		9,139,105

UNITED KINGDOM — 6.8%
Reckitt Benckiser Group	33,324	2,840,762
St. James’s Place	161,278	2,591,546
Unilever	46,392	2,706,698

		8,139,006

UNITED STATES — 64.3%

Communication Services — 5.4%
Electronic Arts	29,931	4,286,119
Fox	69,950	2,181,041

		6,467,160

Consumer Discretionary — 4.8%
Booking Holdings *(a)	2,973	5,780,493

Consumer Staples — 6.7%
Estee Lauder, Cl A	17,828	4,218,996
Philip Morris International (a)	48,897	3,894,646

		8,113,642

Financials — 13.1%
Charles Schwab	68,668	3,539,149
FactSet Research Systems	8,011	2,422,046

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials (continued)
Moody’s	24,028	$6,397,695
S&P Global	10,761	3,411,237

		15,770,127

Health Care — 8.3%
Becton Dickinson	11,125	2,912,414
ICON *	13,570	2,765,701
Johnson & Johnson	26,613	4,341,379

		10,019,494

Information Technology — 26.0%
Autodesk *	9,039	2,507,690
Check Point Software Technologies *	25,051	3,200,015
Intuit	12,841	4,638,554
Microsoft	27,514	6,382,147
VeriSign *	27,154	5,269,777
Visa, Cl A (a)	48,067	9,288,948

		31,287,131

		77,438,047

Total Common Stock (Cost $92,419,225)		114,792,671

Total Investments — 95.4%
(Cost $92,419,225)		$114,792,671

Percentages are based on Net Assets of $120,339,751.

*	Non-income producing security.
(a)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

S&P — Standard & Poor’s

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JANUARY 31, 2021 (Unaudited)

As of January 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

INV-QH-001-0700